Debt - Summary of Notes Payable to Contractors (Detail) - MXN ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Consolidated Debt [abstract]
Total notes payable to contractors	[1],[2]	$ 428,799	$ 1,021,203
Less: current portion of notes payable to contractors		428,799	685,178
Notes payable to contractors (long-term)		$ 0	$ 336,025

[1]	(b) During 2007, Pemex Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2021 and 2020, the outstanding balances owed to the contractor were Ps. 445,299
[2]	PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2021 PEMEX has no outstanding payment amount. As of December 31, 2020, PEMEX had an outstanding amount payable of Ps. 81,364, respectively.